Other long-term assets, net	12 Months Ended
Dec. 31, 2019
Other long-term assets
Other long-term assets
13.	Other long-term assets , net

	As of December 31,
	2018	2019
	RMB	RMB
Deposit for land use rights	105,840	4,040
Long - term trade receivables (Note a)	221,000	130,429
Long - term loan receivables (Note b)	5,586	415,092
Loan to staff	67,810	71,052

Subtotal	400,236	620,613

Less: allowance for doubtful accounts	(3,789)	(12,540)

Total	396,447	608,073

Note:

( a )	The Group provides consumer financing to certain customers as part of the Group’s internet financing business with instalment payment terms of
up to 24 months.
The Group records the consumer financing receivables which are expected to be settled more than one year from the balance sheet date as long
-
term trade receivables.

(b)
The Group provides interest bearing loans of RMB380 million
to
certain
non-controlling interest
s
holders during 2019, which were guaranteed and pledged by their respective shareholding interests with estimated fair values exceeding the carrying amount of the loans. These loans bears interest ranges from 6% to 10% per annum and maturity from May 21, 2021 to December 11, 2021.